Supplement dated November 1, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2018
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2018
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2018
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2018
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2018
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2018
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2018
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2018
Columbia Global Strategic Equity Fund	6/1/2018
Columbia Large Cap Index Fund	7/1/2018
Columbia Mid Cap Index Fund	7/1/2018
Columbia Short Term Municipal Bond Fund	9/1/2018
Columbia Small Cap Value Fund II	7/1/2018
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	8/1/2018
Columbia Adaptive Retirement 2025 Fund	8/1/2018
Columbia Adaptive Retirement 2030 Fund	8/1/2018
Columbia Adaptive Retirement 2035 Fund	8/1/2018
Columbia Adaptive Retirement 2040 Fund	8/1/2018
Columbia Adaptive Retirement 2045 Fund	8/1/2018
Columbia Adaptive Retirement 2050 Fund	8/1/2018
Columbia Adaptive Retirement 2055 Fund	8/1/2018
Columbia Adaptive Retirement 2060 Fund	8/1/2018
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2018
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2018
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2018
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	11/1/2017
Columbia High Yield Municipal Fund	10/1/2018
Columbia Strategic California Municipal Income Fund	3/1/2018
Columbia Strategic New York Municipal Income Fund	3/1/2018
Columbia Tax-Exempt Fund	11/1/2017
Columbia U.S. Social Bond Fund	11/1/2017
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2018
Columbia Capital Allocation Conservative Portfolio	6/1/2018
Columbia Capital Allocation Moderate Portfolio	6/1/2018
Columbia Contrarian Asia Pacific Fund	3/1/2018
Columbia Global Infrastructure Fund	9/1/2018
Columbia Minnesota Tax-Exempt Fund	11/1/2017
Columbia Overseas Core Fund	2/20/2018
Columbia Select Small Cap Value Fund	10/1/2018
Columbia Seligman Global Technology Fund	3/1/2018
SUP000_00_074_(11/18)

Effective at close of business on December 14, 2018, the shares held by Class T shareholders will be merged into Class A shares of the same Fund. The merger of Class T shares into Class A shares for each Fund will be a tax-free transaction and Class T shares of the Funds will no longer be offered for sale. Effective December 15, 2018, all references to Class T shares are hereby deleted from each Fund's prospectus.
Effective on the dates referenced below, the following changes are hereby made to each Fund's Prospectus:
On November 1, 2018:
The paragraph under the heading "Redemption of Newly Purchased Shares" in the "Buying, Selling and Exchanging Shares - Selling Shares" section is hereby superseded and replaced with the following:
You may not redeem shares for which the Fund has not yet received payment. Shares purchased by check or electronically by ACH when the purchase payment is not guaranteed will be considered in “good form” for redemption only after they have been held in your account for 6 calendar days after the trade date of the purchase (Collected Shares). If you request a redemption for an amount that, based on the NAV next calculated after your redemption request is received, includes any shares that are not yet Collected Shares, the Fund will only process the redemption up to the amount of the value of Collected Shares available in your account. You must submit a new redemption request if you wish to redeem those shares that were not yet Collected Shares at the time the original redemption request was received by the Fund.
The rest of the section remains the same.
On January 1, 2019:
Information in the subsection "Class Inst Shares Minimum Initial Investments" in the "Buying, Selling and Exchanging Shares - Buying Shares - Eligible Investors" section is hereby revised to add the following new category of investor:
■	Any commissionable brokerage account if a financial intermediary has received a written approval from Columbia Management Investment Distributors, LLC, the Fund’s distributor, to waive the minimum initial investment of Class Inst Shares.
The rest of the section remains the same.
On February 1, 2019:
Information under the heading "Telephone Transactions - Direct-at-Fund Accounts" in the "Buying, Selling and Exchanging Shares - Opening and Account and Placing Orders" section is hereby superseded and replaced with the following:
Telephone Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and Class V shares, if you have a Direct-at-Fund Account, you may place orders to buy, sell or exchange shares by telephone through the Transfer Agent. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via telephone and receive redemption proceeds: by electronic funds transfer via ACH, by wire, or by check to the address of record, subject to a maximum of $100,000 of shares per day, per Fund account. You can buy Fund shares via telephone by electronic funds transfer via ACH from your bank account up to a maximum of $100,000 of shares per day, per Fund account, or by wire from your bank account without a maximum. See below for more information regarding wire and electronic fund transfer transactions. Certain restrictions apply, so please call the Transfer Agent at 800.422.3737 for this and other information in advance of any need to transact via telephone.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
The rest of the section remains the same.
Information under the heading "Wire Transactions - Direct-at-Fund Accounts" in the "Buying, Selling and Exchanging Shares - Opening and Account and Placing Orders" section is hereby superseded and replaced with the following:
Wire Transactions – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and Class V shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account. You must set up this feature prior to your request unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive

SUP000_00_074_(11/18)

the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. When selling Fund shares via a telephone request, the maximum amount that can be redeemed via wire transfer is $100,000 per day, per Fund account.
The rest of the section remains the same.
Effective immediately, the following changes are made to Appendix A: Financial Intermediary - Specific Reductions/Waivers of Sales Charges:
The section under the subheading Morgan Stanley Smith Barney, LLC (Morgan Stanley Wealth Management) is hereby revised by deleting the entire paragraph related to Class T Shares Front-End Sales Charge Waivers and by replacing the fifth bullet point under the subheading "Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management" with the following:
■	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged for Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program
The rest of the section remains the same.
The section under the subheading "Additional Sales Charge Reductions and/or Waivers Available at Certain Financial Intermediaries" is hereby revised by adding the following:
Effective March 1, 2019, shareholders purchasing Fund shares through a platform or account of Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”) are eligible for the following Class C automatic exchange policy:
Class C Automatic Exchange Policy Available at Raymond James:
■	Shareholders in the Fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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